/                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Tisbury Capital (North America) LP

   Address:   2 International Place, 24th Floor
              Boston, MA  02110

   Form 13F File Number:   28-        (Number not yet assigned)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Gerard Griffin
   Title:   Managing Director
   Phone:   617-892-7700

Signature, Place and Date of Signing:



   /s/ Gerard Griffin            London, England            May 15, 2007

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Tisbury Capital (North America) LP
Report for Period Ended:  12/31/2006

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           22
   Form 13F Information Table Value Total:     $438,845 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
GLOBALSANTAFE CORP             SHS              G3930E101    16640   283086 SH                            283086
ALTRIA GROUP INC               COM              02209S103   123566  1439830 SH                           1439830
CVS CORP                       COM              126650100    32511  1051804 SH                           1051804
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    58505  2054258 SH                           2054258
CHENIERE ENERGY INC            COM NEW          16411R208    14489   501880 SH                            501880
ENSCO INTL INC                 COM              26874Q100    42248   843939 SH                            843939
GENCORP INC                    COM              368682100      673    48000 SH                             48000
HEALTHSPRING INC               COM              42224N101     3553   173050 SH       OTHER                173050
HOSPIRA INC                    COM              441060100     1050    31200 SH       OTHER                 31200
INVITROGEN CORP                COM              46185R100     1968    34600 SH       OTHER                 34600
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     3683    68850 SH       OTHER                 68850
MOMENTA PHARMACEUTICALS INC    COM              60877T100      364    23400 SH       OTHER                 23400
MONOGRAM BIOSCIENCES INC       COM              60975U108     2300  1336968 SH       OTHER               1336968
OMNICARE INC                   COM              681904108      647    16700 SH       OTHER                 16700
PERKINELMER INC                COM              714046109    17664   794591 SH                            794591
SALLY BEAUTY HLDGS INC         COM              79546E104      312    40000 SH                             40000
SANFILIPPO JOHN B & SON INC    COM              800422107      245    20000 SH                             20000
THRESHOLD PHARMACEUTICAL INC   COM              885807107      443   117874 SH       OTHER                117874
UNITEDHEALTH GROUP INC         COM              91324P102    92161  1711129 SH       OTHER               1711129
URBAN OUTFITTERS INC           COM              917047102    21575   936840 SH                            936840
VERITAS DGC INC                COM              92343P107     3738    43800 SH                             43800
WELLPOINT INC                  COM              94973V107      510     6490 SH       OTHER                  6490